DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2022	2021	2022	2021
Inventory costs	$254	$278	$501	$669
Subcontractor and consultant costs	736	897	1,417	1,637
Concession construction materials and labor costs	81	51	160	84
Depreciation and amortization expense	156	152	305	302
Compensation	679	645	1,305	1,283
Other direct costs	204	246	447	469
Total	$2,110	$2,269	$4,135	$4,444